Description of Business, Basis of Presentation and Significant Accounting Policies - (Other) (Details) $ / shares in Units, $ in Millions	3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) Titles $ / shares	Dec. 31, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) Titles $ / shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($) Titles $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares
Goodwill [Line Items]
Goodwill	$ 808.5				$ 808.5		$ 811.2	$ 795.6
Trade names intangible asset, estimated useful life							5 years
Amortization	$ 4.4	$ 3.0			$ 13.2	$ 11.1	$ 15.6	$ 17.9	$ 18.1
Decrease to diluted net loss per share (in dollars per share) | $ / shares	$ (0.02)	$ 0.16			$ 0.53	$ 0.18	$ 0.42	$ 0	$ (0.04)
Number of titles in library | Titles	20,000				20,000
Advertising expenses							$ 347.8	$ 203.4	$ 201.6
LIONS GATE ENTERTAINMENT CORP. [Member]
Goodwill [Line Items]
Goodwill	$ 808.5				$ 808.5		811.2	1,289.5	2,764.5
Goodwill, impairment loss			$ 493.9	$ 1,475.0			493.9	1,475.0
Trade names intangible asset, estimated useful life			10 years
Impairment of Starz trade name intangible asset			$ 170.0
Amortization	$ 43.8	$ 49.9			$ 135.4	$ 138.9	$ 192.2	$ 180.3	$ 177.9
Decrease to diluted net loss per share (in dollars per share) | $ / shares	$ 0.09	$ 0.45			$ 1.03	$ 4.56	$ 4.77	$ 8.82	$ 0.84
Number of titles in library | Titles							20,000
Advertising expenses							$ 692.6	$ 610.7	$ 662.4
Timing of payment							60 days
LIONS GATE ENTERTAINMENT CORP. [Member] | Intangible Assets, Amortization Period
Goodwill [Line Items]
Amortization							$ 4.0
Decrease to diluted net loss per share (in dollars per share) | $ / shares							$ (0.02)